Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Disclosure of Detailed Information Of Royalties Commitments [text block]
Under Law 756 of 2002, as modified by Law 1530 of 2012, the royalties on Colombian production of light and medium oil are calculated on a field-by-field basis, using the following sliding scale:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

In accordance with Llanos 34 Block operation contract, when the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI exceeds the base price settled in table A, the Group should deliver to ANH a share of the production net of royalties in accordance with the following formula: Q = ((P – Po) / P) x S; where Q = Economic right to be delivered to ANH, P = WTI, Po = Base price (see table A) and S = Share (see table B).

Table A			Table B
°API	Po (US$/barrel)	WTI (P)	S
>29°	30.22	Po < P < 2Po	30%
>22°<29°	31.39	2Po < P < 3Po	35%
>15°<22°	32.56	3Po < P < 4Po	40%
>10°<15°	46.50	4Po < P < 5Po	45%
		5Po < P	50%

Disclosure of finance lease and operating lease by lessee [text block]
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Amounts in US$ ’000	2018	2017	2016
Falling due within 1 year	47,450	32,180	67,752
Falling due within 1 – 3 years	18,032	5,777	14,031
Falling due within 3 – 5 years	2,500	2,793	5,066
Falling due over 5 years	1,956	-	114
Total minimum lease payments	69,938	40,750	86,963